Material Accounting Policies - Schedule of Consolidated Statement of Profit or Loss and Other Comprehensive Income (Details) - MXN ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
Net revenue		$ 14,100,758	$ 13,009,507	[1]	$ 11,507,549	[1]
Cost of sales		4,520,223	4,260,842	[1],[2]	3,983,571	[1],[2]
Gross profit		9,580,535	8,748,665	[1]	7,523,978	[1]
Administrative expenses		2,702,876	2,367,280	[1],[2],[3]	2,198,330	[1],[2]
Distribution expenses		663,812	582,237	[1],[2]	467,350	[1],[2]
Total operating expense		7,364,605	6,409,884	[1],[2],[3]	5,473,710	[1],[2]
Operating income		1,686,208	2,338,781	[1]	2,028,406	[1]
Interest expense		(639,705)	(827,812)	[1],[3]	(543,321)	[1]
Total financing income (cost)		(505,426)	(922,194)	[1]	(641,522)	[1]
Income before income taxes		1,180,782	1,416,587	[1],[3]	1,386,884	[1]
Deferred income tax		(283,306)	(265,498)	[1],[3]	(16,602)	[1]
Total deferred income tax			380,023
Net income for the year		711,522	1,036,564	[1],[3]	869,964	[1]
Owners of the Group		711,728	1,039,287	[1]	872,557	[1]
Owners of the Group		706,846	1,012,578	[1]	879,489	[1]
Non-controlling interest		$ (206)	(2,723)	[1]	$ (2,593)	[1]
Total net income for the year attributable to			$ 1,036,564
Basic earnings per common share (in Pesos per share)		$ 19.11	$ 27.9	[1],[4]	$ 23.42	[1]
Diluted earnings per common share (in Pesos per share)			$ 27.89	[1],[4]	$ 23.41	[1]
Previously Presented [Member]
Condensed Statement of Income Captions [Line Items]
Net revenue			$ 13,009,507		$ 11,507,549
Cost of sales	[2]		3,701,255		3,579,093
Gross profit			9,308,252		7,928,456
Administrative expenses	[2]		2,908,945	[3]	2,596,642
Distribution expenses	[2]		593,174		473,516
Total operating expense	[2]		6,962,486	[3]	5,878,188
Operating income			2,345,766		2,028,406
Interest expense	[3]		(820,262)
Total financing income (cost)			(914,644)
Income before income taxes			1,431,122	[3]	1,386,884
Deferred income tax	[3]		(261,137)
Total deferred income tax			384,384
Net income for the year			1,046,738	[3]	869,964
Owners of the Group			1,049,461
Non-controlling interest			(2,723)
Total net income for the year attributable to			$ 1,046,738
Basic earnings per common share (in Pesos per share)	[4]		$ 28.18
Diluted earnings per common share (in Pesos per share)	[4]		$ 28.16
Difference [Member]
Condensed Statement of Income Captions [Line Items]
Net revenue
Cost of sales	[2]		559,587		404,478
Gross profit			(559,587)		(404,478)
Administrative expenses	[2]		(541,665)	[3]	(398,312)
Distribution expenses	[2]		(10,937)		(6,166)
Total operating expense	[2]		(552,602)	[3]	(404,478)
Operating income			(6,985)
Interest expense	[3]		(7,550)
Total financing income (cost)			(7,550)
Income before income taxes			(14,535)	[3]
Deferred income tax	[3]		(4,361)
Total deferred income tax			(4,361)
Net income for the year			(10,174)	[3]
Owners of the Group			(10,174)
Non-controlling interest
Total net income for the year attributable to			$ (10,174)
Basic earnings per common share (in Pesos per share)	[4]		$ (0.28)
Diluted earnings per common share (in Pesos per share)	[4]		$ (0.27)

[1]	Details of the restatement are shown in note 2b.
[2]	Restatement of the consolidated statement of profit or loss and other comprehensive income for the years 2023 and 2022, resulting from the recognition in the cost of sales of direct labor expenses and the corresponding proportion of indirect variable and fixed costs, allocated based on normal operating capacity, which were erroneously classified in administrative and distribution expenses from Jafra Mexico segment. These reclassifications had no effect on inventory balances because the error was identified only in the correct presentation of expenses within cost of sales in the Consolidated statement of profit or loss and other comprehensive income.
[3]	Restatement of the 2023 consolidated statement of financial position and consolidated statement of profit or loss and other comprehensive income, resulting from the adjustment for recognition of Jafra México’s right-of-use and office lease liabilities in the correct period as of the May 1, 2023, transaction date.
[4]	Restatement of basic and diluted earnings per share in fiscal year 2023, derived from the lease adjustment mentioned in section a), where basic and diluted earnings suffered a decrease of Ps.0.28 and Ps.0.27 cents per share respectively.